CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Treasury stock CNY (¥) shares	Retained earnings CNY (¥)	Non-controlling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2020	¥ 26,000	¥ 5,251,245,000	¥ (128,615,000)	¥ (43,170,000)	¥ 4,908,359,000	¥ 3,002,917,000	¥ 12,990,762,000
Beginning Balance (in shares) at Dec. 31, 2020 | shares	190,380,309			(2,945,840)
Share-based compensation expense	¥ 0	9,884,000	0	¥ 0	0	0	9,884,000
Foreign currency exchange translation adjustment	0	0	(55,438,000)	0	0	0	(55,438,000)
Change in the instrument-specific credit risk	0	0	56,224,000	0	0	0	56,224,000
Exercise of share options	¥ 0	2,212,000	0	0	0	0	¥ 2,212,000
Exercise of share option (in shares) | shares	109,200						105,200	105,200
Net income							¥ 955,572,000
Net income	¥ 0	0	0	0	721,018,000	234,554,000	955,572,000
Change in fair value of interest rate swap cash flow hedges	0	0	(12,294,000)	0	0	0	(12,294,000)
Conversion of Convertible senior notes	¥ 0	354,582,000	(14,252,000)	0	0	0	¥ 340,330,000	$ 16,000
Conversion of Convertible senior notes (in shares) | shares	3,281,244						3,281,244	3,281,244
Ending Balance at Dec. 31, 2021	¥ 26,000	5,617,923,000	(154,375,000)	¥ (43,170,000)	5,629,377,000	3,237,471,000	¥ 14,287,252,000
Ending Balance (in shares) at Dec. 31, 2021 | shares	193,770,753			(2,945,840)
Share-based compensation expense	¥ 0	987,259,000	0	¥ 0	0	13,610,000	1,000,869,000
Foreign currency exchange translation adjustment	0	0	270,807,000	0	0	135,342,000	406,149,000
Change in the instrument-specific credit risk	0	0	100,158,000	0	0	0	100,158,000
Unrealized gain on available-for-sale securities	0	0	973,000	0	0	0	973,000
Subsidiary's offering of its equity interests	0	3,303,660,000	0	0	0	6,419,192,000	9,722,852,000
Exercise of share options	¥ 2,000	3,853,000	0	¥ 0	0	0	¥ 3,855,000
Exercise of share option (in shares) | shares	10,364,276			0			175,536	175,536
Repurchase of ordinary shares (in shares) | shares				0
Contribution from non-controlling interest shareholders	¥ 0	0	0	¥ 0	0	17,000,000	¥ 17,000,000
Net income							1,565,139,000
Net income	0	0	0	0	620,506,000	944,633,000	1,565,139,000
Settlement of non-controlling interests	0		0	0	0	(5,418,000)	(5,182,000)
Settlement of non-controlling interests		236,000					5,182,000
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	0	0	0	0	0	(95,172,000)	(95,172,000)
Ending Balance at Dec. 31, 2022	¥ 28,000	9,912,931,000	217,563,000	¥ (43,170,000)	6,249,883,000	10,666,658,000	27,003,893,000
Ending Balance (in shares) at Dec. 31, 2022 | shares	204,135,029			(2,945,840)
Share-based compensation expense	¥ 0	804,004,000		¥ 0	0	58,638,000	862,642,000
Foreign currency exchange translation adjustment	0	0	110,428,000	0	0	18,804,000	129,232,000	$ 18,202
Change in the instrument-specific credit risk	0	0	70,732,000	0	0	0	70,732,000	9,962
Unrealized gain on available-for-sale securities	0	0	14,342,000	0	0	3,819,000	18,161,000	$ 2,558
Cancellation of treasury stock	¥ 0	(43,170,000)	0	¥ 43,170,000	0	0	0
Cancellation of treasury stock (in shares) | shares	(2,945,840)			2,945,840
Subsidiary's offering of its equity interests	¥ 0	(115,554,000)	0	¥ 0	0	160,843,000	¥ 45,289,000
Exercise of share option (in shares) | shares	0						0	0
Repurchase of ordinary shares	¥ 0	0	0	¥ (79,282,000)	0	0	¥ (79,282,000)
Repurchase of ordinary shares (in shares) | shares				(1,360,000)
Vesting of restricted share units (in shares) | shares	5,792,846
Vesting of restricted share units	¥ 1,000	(1,000)	0	¥ 0	0	0	¥ 0
Vesting of restricted share units (in shares) | shares							5,792,846	5,792,846
Contribution from non-controlling interest shareholders	0	0	0	0	0	10,292,000	¥ 10,292,000
Net income							6,452,554,000	$ 908,822
Net income	0	0	0	0	3,447,443,000	3,005,111,000	6,452,554,000
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	0	0	0	0	0	(368,275,000)	(368,275,000)
Conversion of Convertible senior notes	¥ 0	300,771,000	(53,481,000)	0	0	0	¥ 247,290,000	$ 14,100
Conversion of Convertible senior notes (in shares) | shares	2,938,412						2,938,412	2,938,412
Share of additional paid-in capital of equity method investees	¥ 0	741,000	0	0	0	520,000	¥ 1,261,000
Dividend distribution	0	0	0	0	(559,599,000)	0	(559,599,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	23,000	0	0	0	16,000	39,000
Repurchase of ordinary shares of Jiangxi Jinko	0	(121,369,000)	0	0	0	(178,718,000)	(300,087,000)
Ending Balance at Dec. 31, 2023	¥ 29,000	¥ 10,738,376,000	¥ 359,584,000	¥ (79,282,000)	¥ 9,137,727,000	¥ 13,377,708,000	¥ 33,534,142,000	$ 4,723,185
Ending Balance (in shares) at Dec. 31, 2023 | shares	209,920,447			(1,360,000)